Consolidated Statements of Changes in Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Statement Of Changes In Equity [Abstract]
Issuance of new share capital, issuance costs	$ 100,499